Employees' Emoluments	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
EMPLOYEES' EMOLUMENTS
17.	EMPLOYEES’ EMOLUMENTS

	Year ended December 31,
	2020	2019	2018
Salaries and other short-term benefits	1,741,293	2,086,041	2,637,752
Defined contribution benefit schemes	95,978	290,414	205,499
Total employee benefits expense (including directors’ emoluments)	1,837,272	2,376,454	2,843,251

The employees of the Group’s PRC subsidiaries are members of state-managed retirement benefit schemes operated by the local government. The subsidiaries are required to contribute a specified percentage of its payroll costs to the retirement benefit schemes to fund the benefits. The only obligation of the Group with respect to the retirement benefit schemes is to make the specified contributions.